Financial instruments - Additional Information (Detail)			12 Months Ended
	Mar. 01, 2017 USD ($)	Oct. 25, 2016 USD ($)	Dec. 31, 2016 CAD MMBTU CAD / MWh	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Jan. 31, 2017 CAD	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) MMBTU CAD / MWh	Sep. 29, 2016 CAD	Sep. 29, 2016 USD ($)	Jan. 31, 2014 CAD	Dec. 31, 2012 CAD
Derivative [Line Items]
Commodity volumes, Gas | MMBTU			1,229,166,000,000					1,229,166,000,000
Effective portion of cash flow hedge, gain (loss)			CAD 34,355,000		CAD 21,932,000
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			10,024,000
Other comprehensive income, foreign currency loss			0		0
Other comprehensive income, foreign currency translation adjustment gain (loss)			(67,855,000)		289,035,000
Issuance of convertible debentures, net of costs			357,694,000		0
Total realized loss (gain) on derivative financial instruments			CAD 3,289,000		(1,918,000)
Revenue collection period			45 days	45 days
Cash on hand			CAD 110,417,000
Available for drawn on senior debt facilities			295,915,000
Utility Services
Derivative [Line Items]
Accounts receivable balances | $								$ 100,417,000
Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments			420,000		(919,000)
Generation
Derivative [Line Items]
Other comprehensive income, foreign currency translation adjustment gain (loss)			CAD 2,189,000		(68,195,000)
Bonds
Derivative [Line Items]
Par value | $		$ 500,000,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term			10 years	10 years
Long-term debt			CAD 135,000,000
Senior Unsecured Notes
Derivative [Line Items]
Long-term debt			CAD 3,913,415,000		1,486,795,000
Senior Unsecured Notes | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Issuance of convertible debentures, net of costs | $				$ 359,950,000
Senior Unsecured Notes | Generation | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value												CAD 150,000,000
Senior Unsecured Notes | Generation | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value											CAD 200,000,000
Financial contracts Gas swaps
Derivative [Line Items]
Commodity volumes, Gas | MMBTU			384,999,000,000					384,999,000,000
Foreign exchange forward
Derivative [Line Items]
Notional amount									CAD 47,225,000	$ 38,400,000
Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments			CAD 1,371,000		0
Ten Year Foreign Exchange Forward
Derivative [Line Items]
Notional amount | $		$ 250,000,000
Term of forward-starting interest rate swap		10 years
Derivative, forward interest rate		1.8395%
Thirty Year Foreign Exchange Forward
Derivative [Line Items]
Notional amount | $		$ 250,000,000
Term of forward-starting interest rate swap		30 years
Derivative, forward interest rate		2.5539%
Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Notional amount			CAD 58,791,000
Fixed interest rate			4.47%					4.47%
Total realized loss (gain) on derivative financial instruments			CAD 0		(1,498,000)
Energy contracts | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments			CAD (951,000)		579,000
Gas options
Derivative [Line Items]
Commodity volumes, Gas | MMBTU			844,167,000,000					844,167,000,000
Cash flow hedge | Foreign exchange forward
Derivative [Line Items]
Effective portion of cash flow hedge, gain (loss) | $				$ 35,815,000
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap			10 years	10 years
Effective portion of cash flow hedge, gain (loss)			CAD (3,726,000)		(4,974,000)
Minimum
Derivative [Line Items]
Forward price | CAD / MWh			24.44					24.44
Maximum
Derivative [Line Items]
Forward price | CAD / MWh			105.03					105.03
Weighted Average
Derivative [Line Items]
Forward price | CAD / MWh			37.36					37.36
Fair Value
Derivative [Line Items]
Derivative financial instruments, assets			CAD 150,870,000		88,361,000
Fair Value | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets			17,864,000
Carrying amount
Derivative [Line Items]
Derivative financial instruments, assets			150,870,000		CAD 88,361,000
Carrying amount | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets			17,864,000
Intrinsic Value | Economic Hedge | Energy contracts
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments			CAD 158,000
Credit Concentration Risk | Accounts Receivable | Generation
Derivative [Line Items]
Major customer revenue percentage			80.00%	80.00%
Subsequent Event | Senior Unsecured Notes
Derivative [Line Items]
Par value | $	$ 750,000,000
Subsequent Event | Senior Unsecured Notes | Generation | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value						CAD 300,000,000
Subsequent Event | Foreign exchange forward
Derivative [Line Items]
Notional amount						CAD 744,050,000	$ 567,665,000
Subsequent Event | Minimum | Senior Unsecured Notes
Derivative [Line Items]
Debt instrument, term	3 years
Subsequent Event | Maximum | Senior Unsecured Notes
Derivative [Line Items]
Debt instrument, term	30 years
Subsequent Event | Weighted Average | Senior Unsecured Notes
Derivative [Line Items]
Debt instrument, term	15 years